Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
Discount rates Growth rates
In % 31.12.22 31.12.21 31.12.22 31.12.21
Global Wealth Management Americas 10.5 9.5 3.8 4.0
Global Wealth Management Switzerland and International 9.4 8.5 3.6 3.1
Asset Management 9.5 8.5 3.4 2.9

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
USD m Goodwill
Intangible
assets
1
2022 2021
Historical cost
Balance at the beginning of the year 6,126 1,612 7,739 7,865
Additions 0 0 0 1
Disposals
2
(22) 0 (22) (3)
Write-offs 0 0 0 (41)
Foreign currency translation (61) (14) (76) (83)
Balance at the end of the year 6,043 1,598 7,641 7,739
Accumulated amortization and

impairment
Balance at the beginning of the year 1,360 1,360 1,385
Amortization 26 26 31
Impairment / (reversal of impairment) (1) (1) (1)
Write-offs 0 0 (41)
Foreign currency translation (11) (11) (13)
Balance at the end of the year 1,374 1,374 1,360
Net book value at the end of the

year
6,043 224 6,267 6,378
of which: Global Wealth Management Americas 3,709 31 3,740 3,760
of which: Global Wealth Management Switzerland

and International
1,166 59 1,225 1,276
of which: Asset Management 1,167 0 1,167 1,202
of which: Investment Bank 0 135 135 139
1 Intangible

assets mainly

include customer

relationships,

contractual

rights

and the

fully amortized

branch

network intangible

asset recognized

in connection

with

the acquisition

of PaineWebber

Group,

Inc.

2 Reflects the derecognition

of goodwill allocated to

businesses that have been

disposed of, in accordance

with IAS 36 requirements.

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD m Intangible assets Estimated aggregated amortization expenses for: 2023 26 2024 24 2025 23 2026 23 2027 22 Thereafter 104 Not amortized due to indefinite useful life 2 Total 224
UBS AG
Entity [Table]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
Discount rates Growth rates
In % 31.12.22 31.12.21 31.12.22 31.12.21
Global Wealth Management Americas 10.5 9.5 3.8 4.0
Global Wealth Management Switzerland and International 9.4 8.5 3.6 3.1
Asset Management 9.5 8.5 3.4 2.9

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
USD m Goodwill Intangible assets
1
2022 2021
Historical cost
Balance at the beginning of the year 6,126 1,612 7,739 7,865
Additions 0 0 0 1
Disposals
2
(22) 0 (22) (3)
Write-offs 0 0 0 (41)
Foreign currency translation (61) (14) (76) (83)
Balance at the end of the year 6,043 1,598 7,641 7,739
Accumulated amortization and

impairment
Balance at the beginning of the year 1,360 1,360 1,385
Amortization 26 26 31
Impairment / (reversal of impairment) (1) (1) (1)
Write-offs 0 0 (41)
Foreign currency translation (11) (11) (13)
Balance at the end of the year 1,374 1,374 1,360
Net book value at the end of the

year
6,043 224 6,267 6,378
of which: Global Wealth Management Americas 3,709 31 3,740 3,760
of which: Global Wealth Management Switzerland

and International
1,166 59 1,225 1,276
of which: Asset Management 1,167 0 1,167 1,202
of which: Investment Bank 0 135 135 139
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc.

2 Reflects
the derecognition of goodwill

allocated to businesses that

have been disposed of,

in accordance with IAS 36

requirements.

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD m Intangible assets Estimated aggregated amortization expenses for: 2023 26 2024 24 2025 23 2026 23 2027 22 Thereafter 104 Not amortized due to indefinite useful life 2 Total 224